Derivative financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2010
Derivative financial instruments and risk management
Location and fair value of derivative instruments reported in the Statement of Financial Position

Consolidated Statement of Financial
Position Location

		Asset (Liability) Fair Value
		December 31, 2010	December 31, 2009
Designated derivatives
Foreign exchange contracts
Machinery and Power Systems	Receivables – trade and other	$65	$27
Machinery and Power Systems	Long-term receivables – trade and other	52	125
Machinery and Power Systems	Accrued expenses	(66)	(22)
Machinery and Power Systems	Other liabilities	(1)	(3)
Interest rate contracts
Machinery and Power Systems	Receivables – trade and other	1	1
Machinery and Power Systems	Accrued expenses	—	(1)
Financial Products	Receivables – trade and other	14	18
Financial Products	Long-term receivables – trade and other	197	127
Financial Products	Accrued expenses	(18)	(100)
		$244	$172

Undesignated derivatives
Foreign exchange contracts
Machinery and Power Systems	Receivables – trade and other	$120	$—
Machinery and Power Systems	Long-term receivables – trade and other	—	66
Machinery and Power Systems	Accrued expenses	(46)	—
Machinery and Power Systems	Other liabilities	(58)	(3)
Financial Products	Receivables – trade and other	6	20
Financial Products	Accrued expenses	(9)	(18)
Interest rate contracts
Machinery and Power Systems	Accrued expenses	(6)	(7)
Financial Products	Receivables – trade and other	—	1
Financial Products	Long-term receivables – trade and other	—	1
Financial Products	Accrued expenses	(1)	(6)
Commodity contracts
Machinery and Power Systems	Receivables – trade and other	17	10
		$23	$64

Fair Value Hedges

		Year ended December 31, 2010
	Classification	Gains (Losses) on Derivatives	Gains (Losses) on Borrowings
Interest rate contracts
Financial Products	Other income (expense)	$107	$(98)
		$107	$(98)

		Year ended December 31, 2009
	Classification	Gains (Losses) on Derivatives	Gains (Losses) on Borrowings
Interest rate contracts
Machinery and Power Systems	Other income (expense)	$1	$(1)
Financial Products	Other income (expense)	(205)	220
		$(204)	$219

Cash Flow Hedges

	Year ended December 31, 2010
		Recognized in Earnings
	Recognized in AOCI - Effective Portion	Classification of Gains (Losses)	Reclassified from AOCI - Effective Portion	Recognized in Earnings - Ineffective Portion
Foreign exchange contracts
Machinery and Power Systems	$(72)	Other income (expense)	$(1)	$2
Interest rate contracts
Machinery and Power Systems	—	Other income (expense)	(3)	—
Financial Products	(7)	Interest expense of Financial Products	(49)	(1	)(1)
	$(79)		$(53)	$1

	Year ended December 31, 2009
		Recognized in Earnings
	Recognized in AOCI - Effective Portion	Classification of Gains (Losses)	Reclassified from AOCI - Effective Portion	Recognized in Earnings - Ineffective Portion
Foreign exchange contracts
Machinery and Power Systems	$102	Other income (expense)	$176	$2
Interest rate contracts
Machinery and Power Systems	(30)	Other income (expense)	(3)	—
Financial Products	(37)	Interest expense of Financial Products	(83)	9	(1)
	$35		$90	$11

(1)	The ineffective portion recognized in earnings is included in Other income (expense).

Effect of derivatives not designated as hedging instruments on the Statement of Results of Operations

(Millions of dollars)	Classification of Gains or (Losses)	Year ended December 31, 2010	Year ended December 31, 2009
Foreign exchange contracts
Machinery and Power Systems	Other income (expense)	$(45)	$35
Financial Products	Other income (expense)	16	(134)
Interest rate contracts
Machinery and Power Systems	Other income (expense)	(8)	(3)
Financial Products	Other income (expense)	2	3
Commodity contracts
Machinery and Power Systems	Other income (expense)	15	10
		$(20)	$(89)